INCOME TAXES - Components of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Assets
Compensation and related benefits	$ 226	$ 273
Net operating loss and credits	240	699
Reserves and reinsurance	1,299	2,722
Investments	2,012
Other	92
Valuation allowance	(1,570)
Total	2,299	3,694
Liabilities
DAC	1,029	1,005
Unrealized investment gains/losses		965
Investments	235	794
Other		76
Total	$ 1,264	$ 2,840